Employees' Emoluments (Tables)	12 Months Ended
Dec. 31, 2018
Employees' Emoluments [Abstract]
Schedule of emoluments paid or payable to the directors
	Year ended December 31,
	2018	2017	2016
Salaries and other short-term benefits	2,637,752	2,476,506	1,369,524
Defined contribution benefit schemes	205,499	189,621	280,594
Total employee benefits expense (including directors' emoluments)	2,843,251	2,666,127	1,650,118